1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Currency Risk (Policies)	12 Months Ended
Mar. 31, 2018
Policies
Currency Risk

Currency Risk

The Company held its cash balances within banks in Canada in Canadian dollars and with banks in United States in United States dollars. The Company’s operations are mainly conducted in United States of America however the Company has transactions in Canada which are affected by the fluctuation of the currency rates. The value of the United States dollar against the Canadian dollar may fluctuate with the changes in economic conditions.

During the year ended March 31, 2018, in comparison to the prior year, the Canadian dollar stengthened in relation to the US dollar and upon the translation of the Company’s debt and accrued expenses held in Canadian dollars, the Company recorded a currency loss of $42,040 (2017- Gain of $26,621 and 2016- Gain of $15,436), in other income (expense) on the Consolidated Statements of Operations and Comprehensive Loss.